Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Loss reserves	$ 91,390	$ 65,605
Employee benefits	50,404	83,074
Equity investments	28,547	0
Accrued expenses	16,052	16,767
Capital loss carryforwards	0	44,469
Credit carryforwards	64,835	80,048
Federal loss carryforwards	62,010	175
State loss carryforwards	19,801	19,438
Investment in debt securities (ASC 320)	8,811	10,693
Other	11,512	17,340
Gross deferred tax assets	353,362	337,609
Valuation allowance	(147)	(40,593)
Deferred tax assets after valuation allowance	353,215	297,016
Deferred tax liabilities:
Depreciation and amortization	43,040	36,347
Equity investments	0	12,196
Other intangible assets	55,923	37,596
Prepaid expenses	9,255	11,150
Real estate investment trust income	22,576	0
Other	602	114
Gross deferred tax liabilities	131,396	97,403
Net deferred tax assets	$ 221,819	$ 199,613